Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Taxes [Abstract]
Schedule of Deferred Tax	Deferred Tax
	December 31,	December 31,	December 31,
	2024	2023	2022
Net loss before taxes for the period	€5,089,998	€4,870,580	€1,226,855
Permanent differences	1,678,703	-	-
Expected in tax recovery at statutory income tax rates	€509,015	€(6,647)	€-
Difference in tax rates, foreign exchange, and other	-	-	-
Change in deferred tax assets not recognized	-	-	-
Income tax recovery	€509,015	€(6,647)	€-

Schedule of Statutory Income Tax Rate	statutory income tax rate
Statutory income tax rate	%
Italy	24%
Macedonia	10%
Ireland	13%

Schedule of Deferred Tax Assets and Liabilities

Temporary differences that give rise to the following deferred tax assets and liabilities at are:

	December 31,	December 31,
	2024	2023
Deferred tax assets/(liabilities)	€509,015	€(6,647)
Net operating loss carryforwards	€3,411,295	€4,870,580
Deferred tax assets not recognized	(509,015)	-
Net deferred tax asset/(liabilities)	€-	€(6,647)